WARRANTS (Details 3) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2015
Number of Warrants	17,900,288	17,638,243	18,049,075	10,823,450
Warrant One [Member]
Number of Warrants	7,735,750	7,735,750	7,735,750
Expected life in years			4 years
Exercise Price			$ 1.4
Risk free rate			0.44%
Dividend rate			0.00%
Expected volatility			51.83%
Grant date fair value			$ 464,784
Warrant Two [Member]
Number of Warrants	773,575		773,575
Expected life in years			4 years
Exercise Price			$ 0.8
Risk free rate			0.44%
Dividend rate			0.00%
Expected volatility			51.83%
Grant date fair value			$ 85,590
Warrant Three [Member]
Number of Warrants	1,212,500	1,212,500	1,212,500
Expected life in years			3 years 11 months 1 day
Exercise Price			$ 1.4
Risk free rate			0.43%
Dividend rate			0.00%
Expected volatility			52.37%
Grant date fair value			$ 950,913
Warrant Four [Member]
Number of Warrants	121,250		121,250
Expected life in years			3 years 11 months 1 day
Exercise Price			$ 0.8
Risk free rate			0.43%
Dividend rate			0.00%
Expected volatility			52.37%
Grant date fair value			$ 85,412
Warrant Five [Member]
Number of Warrants	891,250	891,250	891,250
Expected life in years			3 years 10 months 28 days
Exercise Price			$ 1.4
Risk free rate			0.41%
Dividend rate			0.00%
Expected volatility			52.45%
Grant date fair value			$ 696,582
Warrant Six [Member]
Number of Warrants	89,125		89,125
Expected life in years			3 years 10 months 28 days
Exercise Price			$ 0.8
Risk free rate			0.41%
Dividend rate			0.00%
Expected volatility			52.45%
Grant date fair value			$ 62,708
Warrant Seven [Member]
Number of Warrants	3,115,000	3,115,000	3,115,000
Expected life in years			3 years 10 months 6 days
Exercise Price			$ 1.4
Risk free rate			0.68%
Dividend rate			0.00%
Expected volatility			51.54%
Grant date fair value			$ 2,371,956
Warrant Eight [Member]
Number of Warrants	311,500		311,500
Expected life in years			3 years 10 months 6 days
Exercise Price			$ 0.8
Risk free rate			0.68%
Dividend rate			0.00%
Expected volatility			51.54%
Grant date fair value			$ 216,766
Warrant Nine [Member]
Number of Warrants	1,418,750	1,418,750	1,418,750
Expected life in years			3 years 9 months 4 days
Exercise Price			$ 1.4
Risk free rate			0.46%
Dividend rate			0.00%
Expected volatility			51.74%
Grant date fair value			$ 933,065
Warrant Ten [Member]
Number of Warrants	141,875		141,875
Expected life in years			3 years 9 months 4 days
Exercise Price			$ 0.8
Risk free rate			0.46%
Dividend rate			0.00%
Expected volatility			51.74%
Grant date fair value			$ 92,108
Warrant Eleven [Member]
Number of Warrants	2,035,000	2,035,000	2,035,000
Expected life in years			3 years 7 months 28 days
Exercise Price			$ 1.4
Risk free rate			0.37%
Dividend rate			0.00%
Expected volatility			52.94%
Grant date fair value			$ 1,356,512
Warrant Twelve [Member]
Number of Warrants	54,713		203,500
Expected life in years			3 years 7 months 28 days
Exercise Price			$ 0.8
Risk free rate			0.37%
Dividend rate			0.00%
Expected volatility			52.94%
Grant date fair value			$ 134,457
Classes of Warrants 1 [Member]
Number of Warrants	16,408,250	16,408,250	16,408,250	9,839,500
Expected life in years	2 years 10 months 28 days	2 years 6 months	3 years 1 month 28 days	3 years 10 months 28 days
Exercise Price	$ 1.4	$ 1.4	$ 1.4	$ 1.4
Risk free rate	0.21%	0.84%	0.65%	0.41%
Dividend rate	0.00%	0.00%	0.00%	0.00%
Expected volatility	62.96%	69.68%	53.58%	52.45%
Grant date fair value	$ 4,585,539	$ 2,314,826	$ 5,315,536	$ 7,690,340
Classes Of Warrants 2 [Member]
Number of Warrants	1,492,038	1,229,993	1,640,825	983,950
Expected life in years	2 years 10 months 28 days	2 years 6 months	3 years 1 month 28 days	3 years 10 months 28 days
Exercise Price	$ 0.8	$ 0.8	$ 0.8	$ 0.8
Risk free rate	0.21%	0.84%	0.65%	0.41%
Dividend rate	0.00%	0.00%	0.00%	0.00%
Expected volatility	62.96%	69.68%	53.58%	52.45%
Grant date fair value	$ 550,451	$ 267,214	$ 752,333	$ 692,308